Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 516,000
Previously Paid Amount	0.00
Total Fee Amount	79.00
Total Offset Amount	0.00
Net Fee	79.00
Narrative - Max Aggregate Offering Price	$ 516,000
Final Prospectus	true